STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 30, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 93 ("Amendment No. 93") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add two new series to the Fund – Dreyfus Global Dynamic Bond Fund and Dreyfus Total Emerging Markets Fund (the "New Series").

Dreyfus Global Dynamic Bond Fund's investment objective is to seek total return (consisting of income and capital appreciation).  This objective may be changed by the Fund's Board upon 60 days' prior notice to shareholders.  To pursue its goal, Dreyfus Global Dynamic Bond Fund intends to invest at least 80% of its assets in bonds and other instruments that provide investment exposure to global bond and currency markets.  Dreyfus Global Dynamic Bond Fund intends to use an actively-managed, multi-asset fixed income strategy to produce absolute or real returns with less volatility than major securities markets over a complete market cycle, typically a period of five years.  Dreyfus Global Dynamic Bond Fund's investments will be focused globally among the developed and emerging capital markets of the world.  Dreyfus Global Dynamic Bond Fund ordinarily will invest in at least three countries, and, at times, may invest a substantial portion of its assets in a single country.

Dreyfus Total Emerging Markets Fund's investment objective is to seek to maximize total return.  This objective may be changed by the Fund's Board upon 60 days' prior notice to shareholders.  To pursue its goal, Dreyfus Total Emerging Markets Fund intends to invest at least 80% of its assets in the securities of emerging market issuers and other investments that are tied economically to emerging market countries.  Dreyfus Total Emerging Markets Fund intends to allocate its investments among emerging market equities, bonds and currencies.  There will be no limitation as to the amount of Dreyfus Total Emerging Markets Fund's assets required to be invested in any one asset class.  Dreyfus Total Emerging Markets Fund ordinarily will invest in at least ten emerging market countries, and, at times, may invest a substantial portion of its assets in a single emerging market country.

Each New Series intends to offer Class A, C and I shares, which will be subject to the same sales charges, distribution and service arrangements as Class A, C and I shares of other equity funds in the Dreyfus family of funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 93 in order to file certain exhibits, including Articles Supplementary, revised management, distribution and sub-investment advisory agreements, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

November 30, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Global Dynamic Bond Fund and Dreyfus Total Emerging Markets Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

By:     /s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President